Other gains/(losses), net	12 Months Ended
Dec. 31, 2019
Other Gains Losses [Abstract]
Other gains/(losses), net
7	Other gains/(losses), net

	Year ended December 31,
	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	30	52	132
Impairment provision for investments in associates (Note 15)	(2)	(2)	(43)
Net foreign exchange gains/(losses)	18	(31)	-
Gain on step-up acquisition arising from business combination	72	-	-
Fair value change of investment	-	(30)	(37)
Others	6	(18)	26
	124	(29)	78

Note: There are no unfulfilled conditions or contingencies related to these subsidies.